Structured entities - Disclosure of interests in unconsolidated structured entities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Consumer receivables at fair value through OCI	$ 386	$ 0
Consumer receivables at fair value through profit and loss	400	2
Pledged assets under forward flow arrangements	2,334	5
Payable to SPV	44	15
Forward flow securitization
Disclosure of unconsolidated structured entities [line items]
Consumer receivables at fair value through OCI	386	0
Consumer receivables at fair value through profit and loss	400	2
Pledged assets under forward flow arrangements	0	2
Total assets	786	4
Payable to SPV	44	15
Total liabilities	$ 44	$ 15